Concentrations of credit risk (Tables)	12 Months Ended
Mar. 31, 2021
Risks And Uncertainties [Abstract]
Schedule of Customers Account for More than 10% of Company's Accounts Receivable and Sale of Power

The following customers account for more than 10% of the Company’s accounts receivable and sale of power as of and for the year ended March 31, 2020 and 2021:

	March 31, 2020		March 31, 2021
	% of Sale	% of Accounts	% of Sale	% of Accounts
Customer Name	of Power	Receivable	of Power	Receivable *
Solar Energy Corporation of India	19.48%	11.70%	21.47%	13.17%
Punjab State Power Corporation Limited	15.25%	12.25%	13.46%	11.60%
NTPC Vidyut Vyapar Nigam Limited	20.70%	10.66%	20.36%	10.54%
Hubli Electricity Supply Company Limited	5.82%	13.98%	5.08%	9.45%
Chamundeshwari Electricity Supply Company	4.37%	13.08%	3.62%	14.41%
Andhra Pradesh Power Coordination Committee	4.01%	12.80%	3.53%	18.32%
Gujarat Urja Vikas Nigam Limited	11.48%	3.54%	11.17%	3.16%

* Includes receivables for Rooftop entities